Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) - Dec. 31, 2015 CAD in Thousands, $ in Thousands	CAD	USD ($)
Fair Value Disclosures [Abstract]
Cash and cash equivalents and restricted cash	CAD 39,972	$ 74,696
Accounts receivable	CAD 15,016	129,791
Allowance for doubtful accounts		(5,756)
Notes receivable	CAD 19,664	72,052
Maximum exposure to credit risk for financial instruments	CAD 74,652	$ 270,783